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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number : _________

This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:


   /s/ Malcolm E. Ashton      Southlake, TX   February 17, 2009
---------------------------   -------------   -----------------
  (Signature)                 (City, State)         (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1     28-12232   T2 Partners Management, L.P.

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                              FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           33
Form 13F Information Table Value Total:       90,539
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                                     Column 8
                                                                                                               -------------------
         Column 1                Column 2      Column 3    Column 4       Column 5        Column 6   Column 7   Voting Authority
---------------------------- ---------------- ----------- ---------- ------------------- ---------- ---------- -------------------
                                 Title of                   Value    Shrs or  SH/  Put/  Investment   Other
      Name of Issuer              Class          CUSIP     (x1000)   prn amt  PRN  Call  Discretion  Managers  Sole  Shared   None
---------------------------- ---------------- ----------- ---------- ------- ----- ----- ---------- ---------- ---- -------- -----
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN   01881G-10-6        977  47,000 SH    N/A   SOLE                0    0   47,000     0
AMERICAN ORIENTAL BIOENGR IN COM              028731-10-7      3,172 467,100 SH    N/A   SOLE                0    0  467,100     0
ANNALY CAP MGMT INC          COM              035710-40-9      6,956 438,300 SH    N/A   SOLE                0    0  438,300     0
APPLE INC                    COM              037833-10-0      2,543  29,800 SH    N/A   SOLE                0    0   29,800     0
BERKSHIRE HATHAWAY INC DEL   CL B             084670-20-7      6,264   1,949 SH    N/A   SOLE                0    0    1,949     0
CHESAPEAKE ENERGY CORP       COM              165167-10-7      3,331 206,000 SH    N/A   SOLE                0    0  206,000     0
CHIPOTLE MEXICAN GRILL INC   CL B             169656-20-4      3,787  66,100 SH    N/A   SOLE                0    0   66,100     0
COSTCO WHSL CORP NEW         COM              22160K-10-5      3,066  58,400 SH    N/A   SOLE                0    0   58,400     0
E M C CORP MASS              COM              268648-10-2        467  44,600 SH    CALL  SOLE                0    0   44,600     0
EBAY INC                     COM              278642-10-3      4,879 349,500 SH    N/A   SOLE                0    0  349,500     0
FAIRFAX FINL HLDGS LTD       SUB VTG          303901-10-2      4,576  14,600 SH    N/A   SOLE                0    0   14,600     0
FIFTH STREET FINANCE CORP    COM              31678A-10-3      1,429 189,283 SH    N/A   SOLE                0    0  189,283     0
HECKMANN CORP                COM              422680-10-8      1,368 301,867 SH    N/A   SOLE                0    0  301,867     0
HECKMANN CORP                *W EXP 11/09/201 422680-11-6        152 132,600 SH    N/A   SOLE                0    0  132,600     0
INTEL CORP                   COM              458140-10-0      1,881 128,300 SH    N/A   SOLE                0    0  128,300     0
KHD HUMBOLDT WEDAG INTL LTD  COM              482462-10-8        951  85,100 SH    N/A   SOLE                0    0   85,100     0
LABORATORY CORP AMER HLDGS   COM NEW          50540R-40-9      1,771  27,500 SH    CALL  SOLE                0    0   27,500     0
LIBERTY ACQUISITION HLDGS CO *W EXP 12/12/201 53015Y-11-5         67 175,000 SH    N/A   SOLE                0    0  175,000     0
LINN ENERGY LLC              UNIT LTD LIAB    536020-10-0      2,488 166,200 SH    N/A   SOLE                0    0  166,200     0
LO-JACK CORP                 COM              539451-10-4        724 175,800 SH    N/A   SOLE                0    0  175,800     0
MVC CAPITAL INC              COM              553829-10-2      1,409 128,400 SH    N/A   SOLE                0    0  128,400     0
ODYSSEY RE HLDGS CORP        COM              67612W-10-8      3,052  58,900 SH    N/A   SOLE                0    0   58,900     0
P F CHANGS CHINA BISTRO INC  COM              69333Y-10-8      3,256 155,500 SH    N/A   SOLE                0    0  155,500     0
PHILIP MORRIS INTL INC       COM              718172-10-9      1,801  41,400 SH    N/A   SOLE                0    0   41,400     0
PICO HLDGS INC               COM              693366-20-5      4,915 184,900 SH    N/A   SOLE                0    0  184,900     0
PROSPECT CAPITAL CORPORATION COM              74348T-10-2      2,216 185,100 SH    N/A   SOLE                0    0  185,100     0
SEABRIDGE GOLD INC           COM              811916-10-5      3,041 232,500 SH    N/A   SOLE                0    0  232,500     0
SELECT SECTOR SPDR TR        SBI INT-TECH     81369Y-80-3     10,895 707,000 SH    CALL  SOLE                0    0  707,000     0
SPARK NETWORKS INC           COM              84651P-10-0        763 297,019 SH    N/A   SOLE                0    0  297,019     0
STAMPS COM INC               COM NEW          852857-20-0      1,212 123,300 SH    N/A   SOLE                0    0  123,300     0
SYNERON MEDICAL LTD          ORD SHS          M87245-10-2      2,276 272,900 SH    N/A   SOLE                0    0  272,900     0
WHITE MTNS INS GROUP LTD     COM              G9618E-10-7      1,763   6,600 SH    N/A   SOLE                0    0    6,600     0
ZHONGPIN INC                 COM              98952K-10-7      3,091 257,600 SH    N/A   SOLE                0    0  257,600     0